CONSOLIDATED STATEMENT OF CASH FLOWS S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
CASH AND CASH EQUIVALENTS FROM OPERATING ACTIVITIES
Net profit for the year	S/ 4,745,388	S/ 3,671,829	S/ 334,138
Adjustment to reconcile net profit to net cash arising from operating activities:
Provision for credit losses on loan portfolio	2,158,555	1,558,951	6,080,289
Impact of fair value of portfolio with change in effective rate	0	0	326,691
Depreciation and amortization	532,169	521,967	497,910
Depreciation of right-of-use assets	151,335	161,287	172,005
Depreciation of investment properties	7,107	7,302	7,018
Provision for sundry risks	43,846	70,824	140,897
Deferred (income) tax expense	113,063	547,393	(1,147,311)
Adjustment of technical reserves	642,427	914,852	758,274
Net gain on securities	(5,468)	(28,650)	(523,082)
Impairment loss on goodwill	0	0	63,978
Loss (Gain) on financial assets designated at fair value through profit and loss	175,873	(54,663)	(115,627)
Net gain of trading derivatives	(65,187)	(221,064)	13,401
Net Income from sale of property, furniture and equipment	(14,178)	(16,083)	(12,163)
Gain net from sale of seized and recovered assets	(11,355)	(10,684)	(3,685)
Expense for share-based payment transactions	88,721	73,997	104,499
Net gain from sale of written-off portfolio	(18,712)	(15,700)	(28,728)
Intangible losses due to withdrawals and dismissed projects	19,432	17,630	40,342
Others	45,385	(5,538)	33,827
Net (increase) decrease in assets:
Loans	(5,385,064)	(9,636,648)	(20,600,458)
Investments at fair value through profit or loss	1,575,498	745,156	(2,197,109)
Investments at fair value through other comprehensive income	(465,482)	7,508,131	(15,904,097)
Cash collateral, reverse repurchase agreements and securities borrowings	622,589	783,010	2,137,262
Sale of written off portfolio	24,543	24,477	36,921
Other assets	300,745	(294,130)	(384,072)
Net increase (decrease) in liabilities
Deposits and obligations	(46,199)	2,485,794	25,856,151
Due to Banks and correspondents	1,804,784	1,103,063	(3,143,279)
Payables from repurchase agreements and securities lending	(9,034,940)	(5,935,578)	20,200,747
Bonds and notes issued	(298,572)	(90,217)	(96,199)
Short-term and low-value lease payments	(106,356)	(86,417)	(74,016)
Other liabilities	2,371,748	1,303,118	1,273,892
Income tax paid	(1,106,572)	(1,130,415)	(1,162,843)
Net cash flow from operating activities	(1,134,877)	3,972,994	12,685,573
NET CASH FLOWS FROM INVESTING ACTIVITIES
Revenue from sale of property, furniture and equipment	5,373	11,457	22,956
(Loss) revenue from sale of investment property	(359)	0	1,328
Revenue from sales and reimbursement of investment to amortized cost	1,006,325	590,605	1,600,519
Purchase of property, furniture and equipment	(192,700)	(107,790)	(98,120)
Purchase of investment property	(87,132)	(12,068)	(26,533)
Purchase of intangible assets	(703,670)	(532,244)	(535,241)
Purchase of investment at amortized cost	(1,122,802)	(3,677,671)	(2,837,015)
Net cash flows from investing activities	(1,094,965)	(3,727,711)	(1,872,106)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(1,196,422)	(398,808)	(2,392,844)
Dividends paid to non-controlling interest of subsidiaries	(48,577)	(4,156)	(32,273)
Principal payments of leasing contracts	(156,529)	(155,141)	(163,392)
Interest payments of leasing contracts	(25,054)	(27,374)	(32,295)
Purchase of treasury stock	(83,605)	(58,907)	(151,961)
Sale of treasury stock	9,949	3,752	62
Acquisition of non-controlling interest	(5,877)	(7,822)	0
Subordinated bonds	(94,700)	183,160	684,243
Net cash flows from financing activities	(1,600,815)	(465,296)	(2,088,460)
Net (decrease) increase of cash and cash equivalents before effect of changes in exchange rate	(3,830,657)	(220,013)	8,725,007
Effect of changes in exchange rate of cash and cash equivalents	(1,341,926)	2,779,791	2,034,718
Cash and cash equivalents at the beginning of the period	39,293,545	36,733,767	25,974,042
Cash and cash equivalents at the end of the period	34,120,962	39,293,545	36,733,767
Additional information from cash flows
Interest received	14,717,523	11,615,448	11,161,316
Interest paid	(2,847,538)	(2,230,990)	(2,959,525)
Transactions that do not represent cash flow
Reclassification from fair value with changes in equity to investments at amortized cost	2,232,663	0	0
Recognition of lease operations	108,751	(116,511)	(118,912)
Sale option of minor shares of MiBanco Colombia	S/ (42,964)	S/ 0	S/ 0